Consolidated Statements of Income (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
Decline in fair value	¥ 706	¥ 937	¥ 3,429
Other comprehensive income-net	35	26	84
Total credit losses	¥ 741	¥ 963	¥ 3,513